Consolidated cash flow statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated cash flows statements [Abstract]
Profit/(loss) for the year	$ 36,448	$ (2,087)	$ (10,918)
Non-monetary adjustments
Depreciation, amortization and impairment charges	418,271	473,638	439,441
Financial expense	319,286	335,546	359,550
Fair value gains on derivative financial instruments	(1,869)	(19,138)	(16,785)
Shares of profits from entities carried under the equity method	(13,207)	(21,465)	(12,304)
Income tax	790	(9,689)	36,220
Other non-monetary items	(3,119)	27,996	55,809
Profit/(loss) for the year adjusted by non-monetary items	756,600	784,801	851,013
Changes in working capital
Inventories	(6,285)	(6,955)	5,215
Trade and other receivables	(107,201)	99,249	48,521
Trade payables and other current liabilities	(415)	(6,158)	(25,782)
Other current assets/liabilities	18,057	(7,331)	(31,081)
Changes in working capital	(95,844)	78,805	(3,127)
Income tax paid	(26,020)	(14,730)	(51,684)
Interest received	21,668	9,178	2,519
Interest paid	(268,356)	(271,732)	(293,098)
A. Net cash provided by operating activities	388,048	586,322	505,623
Business combinations and investments in entities under the equity method	(29,259)	(50,507)	(362,449)
Investments in operating concessional assets	(27,929)	(39,107)	(19,216)
Investments in assets under development or construction	(56,280)	(36,784)	(7,028)
Distributions from entities under the equity method	34,329	67,695	34,883
Net divestment in other non-current financial assets	27,505	1,265	2,655
Net cash used in investing activities	(51,634)	(57,438)	(351,155)
Proceeds from project debt	213,232	0	14,560
Proceeds from corporate debt	161,498	101,140	429,014
Repayment of project debt	(531,837)	(426,396)	(418,265)
Repayment of corporate debt	(115,891)	(80,519)	(376,154)
Dividends paid to Company's shareholders	(206,755)	(203,106)	(190,638)
Dividends paid to non-controlling interest	(31,433)	(39,209)	(28,134)
Non-controlling interest capital contribution	19,823	0	0
Capital contribution	0	113,072	189,454
C. Net cash used in financing activities	(491,363)	(535,018)	(380,163)
Net decrease in cash and cash equivalents	(154,949)	(6,134)	(225,695)
Cash and cash equivalents at beginning of the year	600,990	622,689	868,501
Translation differences in cash and cash equivalents	2,260	(15,565)	(20,117)
Cash and cash equivalents at the end of the year	$ 448,301	$ 600,990	$ 622,689